UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS Global Thematic Fund
	Shares	Value ($)
Common Stocks 98.3%
Austria 0.4%
Erste Group Bank AG* (Cost $6,997,102)	182,188	3,181,864
Bahrain 0.3%
Aluminium Bahrain 144A (GDR) (Cost $4,458,681)	370,015	2,294,093
Belgium 0.5%
Belgacom SA (Cost $4,468,368)	139,475	3,678,347
Bermuda 0.7%
Lazard Ltd. "A" (Cost $6,860,580)	237,656	5,480,347
Brazil 4.1%
All America Latina Logistica SA	787,469	3,271,929
Braskem SA (ADR) (b)	381,707	4,275,118
Diagnosticos da America SA	421,640	2,958,180
Gol Linhas Aereas Inteligentes SA (ADR)* (b)	804,862	3,179,205
Itau Unibanco Holding SA (ADR) (Preferred)	604,384	8,745,437
SLC Agricola SA	1,022,531	9,855,965

(Cost $43,989,824)		32,285,834
Canada 6.4%
Barrick Gold Corp.	207,166	8,091,904
Detour Gold Corp.*	102,618	2,105,316
Goldcorp, Inc.	131,008	4,746,420
Kinross Gold Corp.	809,416	6,451,045
Potash Corp. of Saskatchewan, Inc. (b)	445,320	17,603,500
Talisman Energy, Inc.	276,288	2,915,757
TransAlta Corp.	493,528	8,051,456

(Cost $60,690,336)		49,965,398
China 3.1%
China Life Insurance Co., Ltd. (ADR) (b)	18,717	659,213
China Life Insurance Co., Ltd. "H"	3,646,478	8,603,512
Home Inns & Hotels Management, Inc. (ADR)* (b)	174,242	3,732,264
Li Ning Co., Ltd. (b)	2,163,063	1,758,887
Mindray Medical International Ltd. (ADR) (b)	231,980	7,003,476
Yanzhou Coal Mining Co., Ltd. "H"*	1,643,521	2,755,981

(Cost $32,705,802)		24,513,333
Denmark 0.8%
A P Moller-Maersk AS "B"	599	3,737,178
Vestas Wind Systems AS* (b)	352,571	2,158,673

(Cost $11,883,176)		5,895,851
Egypt 0.5%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $2,805,448)	1,567,357	3,910,057
France 1.4%
LVMH Moet Hennessy Louis Vuitton SA	37,441	5,553,159
Renault SA	131,706	5,529,870

(Cost $11,322,872)		11,083,029
Germany 7.4%
Adidas AG	63,841	4,759,190
Axel Springer AG (b)	207,281	8,360,352
Deutsche Lufthansa AG (Registered) (b)	349,341	3,668,966
Deutsche Post AG (Registered)	962,766	15,881,022
Fraport AG (b)	103,448	5,237,674
Infineon Technologies AG	1,404,847	11,114,977
Metro AG (b)	266,020	7,657,197
TAG Immobilien AG*	75,179	744,039

(Cost $66,571,030)		57,423,417
India 2.6%
ICICI Bank Ltd. (ADR) (Cost $27,253,077)	725,239	20,415,478
Indonesia 0.8%
PT Semen Gresik (Persero) Tbk (Cost $4,545,847)	5,524,514	6,425,760
Israel 1.5%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $14,615,195)	297,635	11,664,316
Japan 3.2%
FANUC Corp.	42,100	7,241,109
Hitachi Ltd.	760,000	4,333,160
INPEX Corp.	2,347	13,492,390

(Cost $24,799,118)		25,066,659
Korea 1.9%
POSCO (ADR)	30,738	2,327,789
Samsung Electronics Co., Ltd.	12,230	12,529,263

(Cost $12,472,299)		14,857,052
Malaysia 0.5%
CIMB Group Holdings Bhd. (Cost $4,124,507)	1,718,500	4,058,565
Mexico 0.9%
Wal-Mart de Mexico SAB de CV "V" (Cost $8,783,269)	2,893,504	6,936,247
Netherlands 7.6%
Koninklijke (Royal) KPN NV (b)	1,979,932	18,768,831
LyondellBasell Industries NV "A" (a)	42,556	1,679,260
QIAGEN NV*	486,330	7,811,719
Unilever NV (CVA)	874,347	27,576,928
VimpelCom Ltd. (ADR)	418,632	3,085,318

(Cost $68,242,510)		58,922,056
Panama 0.8%
Copa Holdings SA "A" (Cost $4,545,532)	70,732	5,872,171
Puerto Rico 0.3%
Popular, Inc.* (Cost $4,709,268)	158,896	2,426,342
Russia 1.7%
Gazprom OAO (ADR)*	410,882	3,635,630
Sberbank of Russia (ADR)	984,861	9,796,316

(Cost $16,544,681)		13,431,946
South Africa 3.6%
MTN Group Ltd.	929,666	14,775,418
Murray & Roberts Holdings Ltd.* (b)	680,177	2,147,087
Shoprite Holdings Ltd.	241,481	3,930,857
Standard Bank Group Ltd.	542,808	7,313,851

(Cost $29,042,575)		28,167,213
Sweden 2.3%
Telefonaktiebolaget LM Ericsson "B" (Cost $24,318,718)	2,109,883	17,892,574
Switzerland 3.4%
Julius Baer Group Ltd.*	370,768	11,722,735
Roche Holding AG (Genusschein)	92,059	14,435,568

(Cost $29,251,084)		26,158,303
Thailand 1.4%
Bangkok Bank PCL (Foreign Registered)	512,900	3,017,918
Kasikornbank PCL (Foreign Registered)	712,000	3,505,840
Seamico Securities PCL (Foreign Registered)	29,332,092	1,244,643
Siam Cement Public Co., Ltd.	297,617	3,195,586

(Cost $11,525,976)		10,963,987
United Kingdom 2.5%
Rio Tinto PLC	202,443	8,730,149
Standard Chartered PLC	177,576	3,601,285
Tesco PLC	1,513,414	7,060,823

(Cost $22,578,829)		19,392,257
United States 37.7%
Abbott Laboratories	137,488	8,495,383
Adobe Systems, Inc.*	271,602	8,433,242
Advanced Micro Devices, Inc.* (b)	790,980	4,809,158
AGCO Corp.*	219,579	8,829,272
AllianceBernstein Holding LP (b)	244,833	3,158,346
Amazon.com, Inc.*	40,478	8,618,171
Archer-Daniels-Midland Co.	89,143	2,841,879
Ashland, Inc.	48,280	3,086,540
Bank of America Corp.	1,812,856	13,324,492
Bunge Ltd. (b)	65,043	3,870,058
Calpine Corp.*	553,044	9,291,139
Chevron Corp.	132,904	13,065,792
Cisco Systems, Inc.	313,512	5,119,651
CSX Corp.	468,510	9,787,174
Dow Chemical Co.	432,052	13,419,535
Energy Transfer Equity LP	111,298	4,043,456
Energy Transfer Partners LP (b)	162,972	7,071,355
Frontier Communications Corp. (b)	584,282	2,185,215
Global Payments, Inc.	95,179	4,043,204
iRobot Corp.*	93,380	1,977,788
Laboratory Corp. of America Holdings* (b)	237,801	19,804,067
Life Technologies Corp.* (b)	300,115	12,277,705
Monsanto Co.	141,098	10,892,766
NCR Corp.*	609,896	13,063,972
NetApp, Inc.*	123,814	3,684,705
New York Times Co. "A"* (b)	572,564	3,807,551
Newmont Mining Corp.	267,402	12,610,678
Oracle Corp.	151,716	4,015,922
PerkinElmer, Inc.	130,228	3,464,065
Quest Diagnostics, Inc.	99,575	5,665,817
Quest Software, Inc.* (b)	237,595	5,939,875
Ralcorp Holdings, Inc.*	120,194	7,638,329
Rock-Tenn Co. "A"	78,506	4,050,125
Safeway, Inc.	149,804	2,849,272
Schlumberger Ltd.	115,901	7,330,738
Symantec Corp.*	480,381	7,128,854
The Mosaic Co.	471,698	22,490,561
Williams Companies, Inc.	376,169	11,484,440

(Cost $312,773,000)		293,670,292

Total Common Stocks (Cost $872,878,704)		766,032,788
Preferred Stock 1.2%
Germany
Volkswagen AG (Cost $9,900,834)	57,899	9,262,343
Participatory Notes 0.3%
Nigeria
Bank of Nigeria (issuer HSBC Bank PLC), Expiration Date 11/5/2013	25,219,997	1,817,555
Guaranty Trust Bank PLC (issuer HSBC Bank PLC), Expiration Date 9/15/2014*	3,664,817	343,899
Zenith Bank PLC (issuer HSBC Bank PLC), Expiration Date 2/2/2015*	3,772,608	330,179

Total Participatory Notes (Cost $2,710,676)		2,491,633

	Principal Amount ($)	Value ($)
Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,465,850

	Shares	Value ($)
Securities Lending Collateral 15.8%
Daily Assets Fund Institutional, 0.24% (c) (d) (Cost $123,456,174)	123,456,174	123,456,174
Cash Equivalents 0.3%
Central Cash Management Fund, 0.14% (c) (Cost $1,962,944)	1,962,944	1,962,944

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,010,909,332) †	116.1	904,671,732
Other Assets and Liabilities, Net	(16.1)	(125,542,107)

Net Assets	100.0	779,129,625

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,010,386,317.  At May 31, 2012, net unrealized depreciation for all securities based on tax cost was $105,714,585. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,522,698 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $134,237,283.

(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2012 amounted to $118,677,906, which is 15.2% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At May 31, 2012 the DWS Global Thematic Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock, Participatory Notes & Other Investments
Materials	135,941,995	17.4%
Financials	113,491,856	14.6%
Information Technology	102,108,557	13.1%
Health Care	93,580,296	12.0%
Consumer Staples	80,217,555	10.3%
Industrials	71,011,460	9.1%
Energy	65,795,539	8.4%
Consumer Discretionary	53,359,575	6.9%
Telecommunication Services	46,403,186	6.0%
Utilities	17,342,595	2.2%
Total	779,252,614	100.0%
Sector diversification is subject to change.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Preferred Stocks(e)
Austria	$—	$3,181,864	$—	$3,181,864
Bahrain	—	2,294,093	—	2,294,093
Belgium	—	3,678,347	—	3,678,347
Bermuda	5,480,347	—	—	5,480,347
Brazil	32,285,834	—	—	32,285,834
Canada	49,965,398	—	—	49,965,398
China	11,394,953	13,118,380	—	24,513,333
Denmark	—	5,895,851	—	5,895,851
Egypt	—	3,910,057	—	3,910,057
France	—	11,083,029	—	11,083,029
Germany	—	66,685,760	—	66,685,760
India	20,415,478	—	—	20,415,478
Indonesia	—	6,425,760	—	6,425,760
Israel	11,664,316	—	—	11,664,316
Japan	—	25,066,659	—	25,066,659
Korea	2,327,789	12,529,263	—	14,857,052
Malaysia	—	4,058,565	—	4,058,565
Mexico	6,936,247	—	—	6,936,247
Netherlands	4,764,578	54,157,478	—	58,922,056
Panama	5,872,171	—	—	5,872,171
Puerto Rico	2,426,342	—	—	2,426,342
Russia	—	13,431,946	—	13,431,946
South Africa	—	28,167,213	—	28,167,213
Sweden	—	17,892,574	—	17,892,574
Switzerland	—	26,158,303	—	26,158,303
Thailand	—	10,963,987	—	10,963,987
United Kingdom	—	19,392,257	—	19,392,257
United States	293,670,292	—	—	293,670,292
Participatory Notes(e)	—	2,491,633	—	2,491,633
Other Investments	1,465,850	—	—	1,465,850
Short-Term Investments(e)	125,419,118	—	—	125,419,118
Total	$574,088,713	$330,583,019	$—	$904,671,732

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Investments
Brazil
Balance as of August 31, 2011	$1,363,541
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount	—
Net purchase (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	(1,363,541	) (f)
Balance as of May 31, 2012	$—
Net change in unrealized appreciation (depreciation) from investments still held at May 31, 2012	$—

Transfers between price levels are recognized at the beginning of the reporting period.
(f) The investment was transferred from Level 3 to Level 1 as a result of increased market activity on a securities exchange.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012